Summary of Significant Accounting Policies and Basis of Presentation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of changes in deferred revenue
Deferred Revenue
Balance at December 31, 2019	$537
Change in deferred revenue	74
Balance at September 30, 2020	$611

Schedule of changes in derivative liabilities
Fair Value of Embedded Derivative Liabilities:
Balance, December 31, 2017	$574
Change in fair value	(514)
Reclassification due to conversion	(27)
Balance, December 31, 2018	33
Change in fair value	(30)
Change due to conversion	-
Balance, December 31, 2019	$3

Schedule of Black-Scholes option pricing model
	December 31, 2019	December 31, 2018
Common stock price	5.7	3.00
Expected volatility	220%	233%
Expected term	0.25 years	.1.25 years
Risk free rate	1.55%	2.56%
Forfeiture rate	0%	0%
Expected dividend yield	0%	0%

Schedule of financial assets and liabilities are measured at fair value on a recurring basis

	Balance as of September 30, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	2	-	-	2
Total assets	2	-	-	2

Liabilities:
Stock based liabilities	15	-	-	15

Total liabilities	15	-	-	15

	Balance as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	1	-	-	1
Total assets	1	-	-	1

Liabilities:
Stock based liabilities	742	-	-	742
Short term derivative value	3	-	-	3

Total liabilities	745	-	-	745

	Balance as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	1	-	-	1
Total assets	1	-	-	1

Liabilities:
Stock based liabilities	742	-	-	742
Short term derivative value	3	-	-	3
Total liabilities	745	-	-	745

	Balance as of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	79	-	-	79
Total assets	79	-	-	79

Liabilities:
Stock based liabilities	225	-	-	225
Long term derivative value	33	-	-	33
Total liabilities	258	-	-	258